T. ROWE PRICE Retirement I 2035 Fund - I Class
August 31, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 15.8%
T. Rowe Price Funds:
New Income Fund  499,066 21,119 43,500 55,572,562 466,809
U.S. Treasury Long-Term Index
Fund  188,407 24,974 6,090 22,479,103 198,940
International Bond Fund (USD
Hedged)  173,365 9,307 6,926 19,129,306 170,825
Dynamic Global Bond Fund  139,152 4,644 14,820 13,160,490 129,631
Emerging Markets Bond Fund  64,891 10,716 2,115 8,114,732 68,569
High Yield Fund  63,691 8,818 1,993 11,796,434 67,122
Floating Rate Fund  64,960 2,953 18,191 5,541,145 50,757
Limited Duration Inflation
Focused Bond Fund  79,690 8,751 90,408 47,885 246
Total Bond Mutual Funds (Cost $1,326,535) 1,152,899
EQUITY MUTUAL FUNDS 80.9%
T. Rowe Price Funds:
Value Fund  1,220,807 15,312 137,653 25,112,588 1,047,697
Growth Stock Fund (2) 873,271 143,902 33,152 13,405,655 969,095
Equity Index 500 Fund  674,914 39,284 60,585 5,847,002 609,491
Overseas Stock Fund  498,963 53,842 19,329 44,863,160 476,895
International Value Equity Fund  524,936 3,814 46,677 32,416,124 424,003
International Stock Fund  439,395 20,892 13,621 25,508,320 416,041
Real Assets Fund  262,453 62,386 7,906 21,236,576 286,057
Mid-Cap Growth Fund (2) 233,201 16,126 6,156 2,570,169 236,507
Mid-Cap Value Fund  252,009 656 6,407 7,257,702 227,892
U.S. Equity Research Fund  182,187 50,254 6,367 5,789,689 218,561
U.S. Large-Cap Core Fund  129,915 97,781 4,852 7,109,045 217,537
Emerging Markets Discovery
Stock Fund  187,330 20,259 5,784 15,112,239 189,810
Emerging Markets Stock Fund  179,182 7,828 5,646 4,762,826 170,318
Small-Cap Stock Fund  157,852 10,539 4,081 2,916,282 163,428
Small-Cap Value Fund  166,532 824 14,390 2,848,215 151,468
New Horizons Fund (2) 95,301 5,266 3,471 1,967,680 105,743
Total Equity Mutual Funds (Cost $5,939,339) 5,910,543
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,035 126,694 126,605 11,194 1,120
Total Other Mutual Funds (Cost $1,099) 1,120
T. ROWE PRICE Retirement I 2035 Fund - I Class

T. ROWE PRICE Retirement I 2035 Fund - I Class

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.3%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
2.40% (3) 170,563 319,594 250,319 239,837,826 239,838
Total Short-Term Investments (Cost $239,838) 239,838
Total Investments in Securities 100.0%
(Cost $7,506,811) $ 7,304,400
Other Assets Less Liabilities (0.0)% (1,515)
Net Assets 100.0% $ 7,302,885
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2035 Fund - I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 109 MSCI EAFE Index contracts 9/22 9,958 $ 26
Short, 128 Russell 2000 E-Mini Index contracts 9/22 (11,805) (566)
Long, 10 S&P 500 E-Mini Index contracts 9/22 1,978 54
Net payments (receipts) of variation margin to date 470
Variation margin receivable (payable) on open futures contracts $ (16)

T. ROWE PRICE Retirement I 2035 Fund - I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (49) $ 655 $ 1,151
Emerging Markets Bond Fund  (15) (4,923) 1,101
Emerging Markets Discovery Stock Fund  122 (11,995) —
Emerging Markets Stock Fund  (353) (11,046) —
Equity Index 500 Fund  15,198 (44,122) 2,609
Floating Rate Fund  (1,230) 1,035 799
Growth Stock Fund  615 (14,926) —
High Yield Fund  15 (3,394) 1,044
International Bond Fund (USD Hedged)  (234) (4,921) 1,128
International Stock Fund  (363) (30,625) —
International Value Equity Fund  (4,627) (58,070) —
Limited Duration Inflation Focused Bond Fund  (2,949) 2,213 —
Mid-Cap Growth Fund  719 (6,664) —
Mid-Cap Value Fund  867 (18,366) —
New Horizons Fund  (130) 8,647 —
New Income Fund  (4,030) (9,876) 3,259
Overseas Stock Fund  (83) (56,581) —
Real Assets Fund  1,389 (30,876) —
Small-Cap Stock Fund  758 (882) —
Small-Cap Value Fund  (1,476) (1,498) —
Transition Fund  475 (4) 64
U.S. Equity Research Fund  126 (7,513) —
U.S. Large-Cap Core Fund  1,037 (5,307) —
U.S. Treasury Long-Term Index Fund  (53) (8,351) 1,393
Value Fund  (8,476) (50,769) —
U.S. Treasury Money Fund, 2.40% — — 914
Totals $ (2,747)# $ (368,159) $ 13,462+
# Capital gain distributions from underlying Price funds represented $579 of the net realized gain
(loss).
+ Investment income comprised $13,462 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2035 Fund - I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2035 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2035 Fund - I Class

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on

T. ROWE PRICE Retirement I 2035 Fund - I Class

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
R416-054Q1 08/22